Net Income per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net Income per Share
24. Net (Loss) Income per Share

Net (Loss) Income per Basic and Diluted Share	Year Ended December 31,
(in thousands, except per share amounts)	2019	2018	2017
Numerator
Net (loss) income from continuing operations	$(24,228)	$(32,765)	$13,352
Net (loss) income from discontinued operations	$(46,463)	$(36,094)	$97,349
(Loss) income attributable to the PDL’s stockholders used to compute net (loss) income per basic and diluted share	$(70,411)	$(68,859)	$110,748

Denominator
Total weighted-average shares used to compute net (loss) income attributable to PDL's stockholders, per basic share	118,631	145,669	155,394
Effect of dilutive stock options	—	—	—
Restricted stock outstanding	—	—	863
Shares used to compute net (loss) income attributable to PDL’s stockholders, per diluted share	118,631	145,669	156,257

Net (loss) income per share - basic
Continuing operations	$(0.20)	$(0.22)	$0.09
Discontinued operations	$(0.39)	$(0.25)	$0.62
Net (loss) income attributable to PDL’s stockholders per basic share	$(0.59)	$(0.47)	$0.71

Net (loss) income per share - diluted
Continuing operations	$(0.20)	$(0.22)	$0.09
Discontinued operations	$(0.39)	$(0.25)	$0.62
Net (loss) income attributable to PDL’s stockholders per diluted share	$(0.59)	$(0.47)	$0.71

The Company computes net (loss) income per diluted share using the sum of the weighted-average number of common and common equivalent shares outstanding common equivalent shares used in the computation of net (loss) income per diluted share include shares that may be issued pursuant to outstanding stock options and restricted stock awards in each case, on a weighted-average basis for the period they were outstanding, including, if applicable, the underlying shares using the treasury stock method.

The February 2018 Notes that were repaid on February 1, 2018, the December 2021 Notes and the December 2024 Notes allow, or previously allowed, for the settlement entirely or partially in cash, and are accounted for under the treasury stock method. Under the treasury stock method, the shares issuable upon conversion of the notes are not included in the calculation of diluted earnings per share except to the extent that the conversion value of the notes exceeds their principal amount. The effect of which, for diluted earnings per share purposes, is that only the number of shares of common stock that would be necessary to settle such excess, if the Company elected to settle such excess in shares, are included in the computation.

December 2021 Notes and December 2024 Notes Capped Call Potential Dilution

In November 2016, the Company issued $150.0 million in aggregate principal of the December 2021 Notes. In September 2019, the Company entered into the September Exchange Transaction through which it exchanged a portion of the December 2021 Notes for the December 2024 Notes. Both the December 2021 Notes and the December 2024 Notes provide in certain situations for the conversion of the outstanding principal amount into shares of the Company’s common stock at a predefined conversion rate. In conjunction with the issuance of the December 2021 Notes and the issuance of the December 2024 Notes pursuant to the September Exchange Transaction, the Company entered into capped call transactions, with a hedge counterparty. The capped call transactions are expected generally to reduce the potential dilution, and/or offset, to an extent, the cash payments the Company may choose to make in excess of the principal amount, upon conversion of the December 2021 Notes or the December 2024 Notes. The Company has excluded the capped call transaction from the net (loss) income per diluted share computation as such securities would have an anti-dilutive effect and those securities should be considered separately rather than in the aggregate in determining whether their effect on net (loss) income per diluted share would be dilutive or anti-dilutive. For additional information regarding the conversion rates and the capped call transactions related to the Company’s December 2021 Notes and December 2024 Notes; see Note 14, Convertible Senior Notes.

Anti-Dilutive Effect of Restricted Stock Awards and Stock Options

For the years ended December 31, 2019, 2018 and 2017, the Company excluded approximately 1,013,000, 1,139,000, and 1,830,000 shares, respectively, underlying restricted stock awards, calculated on a weighted-average basis, from it’s net (loss) income per diluted share calculations because their effect was anti-dilutive.

For the years ended December 31, 2019, 2018 and 2017, the Company excluded approximately 11,192,000, 3,892,000 and 502,000 shares underlying outstanding stock options, respectively, calculated on a weighted-average basis, from the Company’s net (loss) income per diluted share calculations because their effect was anti-dilutive.